PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,893	$ 6,609
Less: accumulated depreciation	(4,909)	(2,994)
Property and equipment, net	5,984	3,615	2,434
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,001	3,118
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,186	1,103
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	514	548
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,122	1,790
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 70	$ 50